Transactions with Related Parties	9 Months Ended
Sep. 30, 2016
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:

a.            Convertible Promissory Notes:

On March 12, 2015 ("commitment date"), the Company issued an unsecured convertible promissory note of $4,000 to Jelco for general corporate purposes. The convertible note is repayable in ten consecutive semi-annual installments of $200, along with a balloon installment of $2,000 payable on the final maturity date, March 19, 2020. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the outstanding principal amount under the convertible note may be paid at any time in common shares at a conversion price of $0.90 (as adjusted for the reverse stock split discussed in Note 1 above according to the terms of the convertible note) per share. The Company has the right to defer up to three consecutive installments to the final maturity date.

The Company accounted for the issuance of the convertible promissory note in accordance with the beneficial conversion features (“BCF”) guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. As of December 31, 2015, the Company had paid the first installment, with the entire payment recorded as a reduction to Additional paid-in capital. As of September 30, 2016, the Company has deferred the installments due for payment on March 19, 2016 and September 19, 2016 to the final maturity date. The gain or loss on the extinguishment of the convertible debt instrument is the difference between the carrying amount and the consideration allocated to the debt instrument. The partial extinguishment of debt as a result of the payment is shown as a gain on extinguishment and is included under interest and finance costs – related party.

The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	4,000	(4,000)	-	-
Amortization (Note 12)	-	-	225	225
Partial extinguishment of debt	-	-	(200)	(200)
Balance, September 30, 2015	4,000	(4,000)	25	25
Amortization	-	-	78	78
Balance, December 31, 2015	4,000	(4,000)	103	103
Amortization (Note 12)	-	-	222	222
Balance, September 30, 2016	4,000	(4,000)	325	325

The equity movement is presented below:

Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	4,000
Consideration allocated to repurchase BCF	(200)
Balance, December 31, 2015	3,800
Balance, September 30, 2016	3,800

On September 7, 2015 ("commitment date"), the Company issued an unsecured revolving convertible promissory note of up to $6,765 (the "Applicable Limit") to Jelco for general corporate purposes. The revolving convertible promissory note has a tenor of up to five years after the first drawdown and the Applicable Limit will be reduced by $1,000 each year after the second year following the first drawdown. The note bears interest of Libor plus a margin with quarterly interest payments. At Jelco's option, the Company's obligation to repay the principal amount under the revolving convertible note may be paid in common shares at a conversion price of $0.90 (as adjusted for the reverse stock split discussed in Note 1 above according to the terms of the convertible note) per share. The unsecured revolving convertible promissory note has been amended seven times, increasing the maximum principal amount available to be drawn to $21,165, while also increasing the amount by which the Applicable Limit will be reduced to $3,100. The Company has drawn down the entire $21,165 as of September 30, 2016.

The Company accounted for the issuance of the revolving convertible promissory note in accordance with the BCF guidance of ASC 470-20. The intrinsic value of the BCF was determined as the number of shares converted from the convertible note times the positive difference between the fair value of the stock on the commitment date and the contractual conversion price. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument.

The debt movement is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2014	-	-	-	-
Additions	2,800	(2,800)	-	-
Amortization (Note 12)	-	-	2	2
Balance, September 30, 2015	2,800	(2,800)	2	2
Additions	8,965	(8,965)	-	-
Amortization (Note 12)	-	-	29	29
Balance, December 31, 2015	11,765	(11,765)	31	31
Additions	9,400	(9,400)	-	-
Amortization (Note 12)	-	-	466	466
Balance, September 30, 2016	21,165	(21,165)	497	497

The equity movement is presented below:
Additional paid-in capital
Balance, December 31, 2014	-
Intrinsic value of BCF	11,765
Balance, December 31, 2015	11,765
Intrinsic value of BCF	9,400
Balance, September 30, 2016	21,165

b.            Vessel Acquisitions:

On August 6, 2015, the Company entered into a purchase agreement with entities affiliated with certain of the Company's major shareholders to acquire seven secondhand dry bulk vessels, consisting of five Capesize and two Supramax vessels. The acquisition cost of the vessels was funded by senior secured loans, a shareholder's revolving convertible promissory note by Jelco and equity injections by Jelco. The transaction was completed on December 7, 2015, with the delivery of the last vessel. The transactions were approved by the independent committee of the Company's Board of Directors and the Company's Board of Directors. Below is a list of the vessels purchased under the purchase agreement:

Vessel name	Date of Delivery	Vessel Class	DWT	Year Built
Premiership	September 11, 2015	Capesize	170,024	2010
Gladiatorship	September 29, 2015	Supramax	56,819	2010
Geniuship	October 13, 2015	Capesize	170,057	2010
Guardianship	October 21, 2015	Supramax	56,884	2011
Gloriuship	November 3, 2015	Capesize	171,314	2004
Squireship	November 10, 2015	Capesize	170,018	2010
Championship	December 7, 2015	Capesize	179,238	2011

c.            Property Lease Agreement:

Until March 15, 2015, the Company's executive offices were at premises leased from Waterfront S.A., a company affiliated with a member of the Restis family. On March 16, 2015, the Company relocated its executive offices to premises owned by an unaffiliated third party.

The rent charged by Waterfront S.A. for the nine-month periods ended September 30, 2016 and 2015, amounted to $NIL and $70, respectively, and is included under general and administration expenses - related party.